Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Working Capital Surplus (Deficit)	$ (31,531)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	57		$ 24,081	$ 127
Contractual Obligation, Total	147,632	$ 147,632
Contractual Obligations Settled	66,272
Family Trading Inc [Member]
Line of Credit Facility, Remaining Borrowing Capacity	152,187
First Quarter [Member]
Contractual Obligation, Due in Next Fiscal Year	66,272
Second Quarter [Member]
Contractual Obligation, Due in Next Fiscal Year	$ 81,360